COMMON STOCK	12 Months Ended
Mar. 31, 2011
Common Stock [Abstract]
Common Stock [Text Block]
NOTE 17	-	COMMON STOCK

During Fiscal Year 2011, the Company issued a total of 96,595,489 shares of Common Stock, with such issuances of Common Stock being summarized as follows:

Shares
Of
Description	Common Stock

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $1,283,240	21,241,590

Common Shares issued pursuant to the conversion of Series D Convertible Preferred Share derivatives, with such derivative liabilities totaling $4,465,584 at the time of their conversion	70,649,154

Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010	937,500

Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737	343,425

Common Shares issued in payment of Director’s fees totaling $99,743	2,493,589

Common shares issued in payment of employee salaries totaling $37,210	930,231

Total Common Shares issued during Fiscal Year 2011	96,595,489

Common Shares outstanding at March 31, 2010	83,950,168

Common Shares outstanding at March 31, 2011	180,545,657